UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Stephen L. Farley       New York, New York      2/14/07
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             25
                                               -------------

Form 13F Information Table Value Total:          $617,964
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                      Form 13F INFORMATION TABLE


         COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
---------------------------      -------------- --------- -------- --------- --- ---- ---------- --------- ----------- -------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
---------------------------      -------------- --------- -------- --------- --- ---- ---------- --------- ----------- ------ ------
AON CORP                         COM            037389103  47,465  1,343,086  SH          SOLE       NO     1,343,086    0       0
BANK NEW YORK INC                COM            064057102     276      7,000  SH          SOLE       NO         7,000    0       0
BED BATH & BEYOND INC            COM            075896100  11,979    314,416  SH          SOLE       NO       314,416    0       0
BERKSHIRE HATHAWAY INC DEL       CL A           084670108     330          3  SH          SOLE       NO             3    0       0
CARMAX INC                       COM            143130102 122,978  2,293,078  SH          SOLE       NO     2,293,078    0       0
COUNTRYWIDE FINANCIAL CORP       COM            222372104   2,414     56,866  SH          SOLE       NO        56,866    0       0
DOVER MOTORSPORTS INC            COM            260174107      58     10,870  SH          SOLE       NO        10,870    0       0
ECHOSTAR COMMUNICATIONS NEW      CL A           278762109   1,925     50,606  SH          SOLE       NO        50,606    0       0
FASTENAL CO                      COM            311900104  40,014  1,115,212  SH          SOLE       NO     1,115,212    0       0
FLORIDA ROCK INDS INC            COM            341140101   3,745     86,987  SH          SOLE       NO        86,987    0       0
FOX CHASE BANCORP                COM            35137P106     203     15,000  SH          SOLE       NO        15,000    0       0
INTERNATIONAL SPEEDWAY CORP      CL A           460335201   5,367    105,150  SH          SOLE       NO       105,150    0       0
INVESTORS BANCORP INC            COM            46146P102     269     17,100  SH          SOLE       NO        17,100    0       0
MARTIN MARIETTA MATLS INC        COM            573284106 117,557  1,131,332  SH          SOLE       NO     1,131,332    0       0
MOHAWK INDS INC                  COM            608190104  65,896    880,255  SH          SOLE       NO       880,255    0       0
NEWPORT BANCORP INC              COM            651754103     410     30,000  SH          SOLE       NO        30,000    0       0
O REILLY AUTOMOTIVE INC          COM            686091109  16,580    517,150  SH          SOLE       NO       517,150    0       0
OUTDOOR CHANNEL HLDGS INC        COM NEW        690027206  14,250  1,110,705  SH          SOLE       NO     1,110,705    0       0
PROGRESSIVE CORP OHIO            COM            743315103     900     37,154  SH          SOLE       NO        37,154    0       0
SLM CORP                         COM            78442P106  45,883    940,808  SH          SOLE       NO       940,808    0       0
TRACTOR SUPPLY CO                COM            892356106  18,166    406,299  SH          SOLE       NO       406,299    0       0
VULCAN MATLS CO                  COM            929160109  28,189    313,669  SH          SOLE       NO       313,669    0       0
WALGREEN CO                      COM            931422109  72,557  1,581,110  SH          SOLE       NO     1,581,110    0       0
WAUWATOSA HLDGS INC              COM            94348P108     318     17,857  SH          SOLE       NO        17,857    0       0
WHOLE FOODS MKT INC              COM            966837106     235      5,000  SH          SOLE       NO         5,000    0       0